Goodwill and other intangible assets - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Balance at beginning of year	$ 23,991	$ 21,529	$ 19,622
Acquisitions during the year		3,868
Foreign exchange translation adjustment	847	(1,406)	1,907
Balance at end of year	24,838	23,991	21,529
Cayman
Goodwill [Roll Forward]
Balance at beginning of year	551	0	0
Acquisitions during the year		551
Foreign exchange translation adjustment	0	0	0
Balance at end of year	551	551	0
Channel Islands and the UK
Goodwill [Roll Forward]
Balance at beginning of year	21,427	21,529	19,622
Acquisitions during the year		1,231
Foreign exchange translation adjustment	818	(1,333)	1,907
Balance at end of year	22,245	21,427	21,529
Other
Goodwill [Roll Forward]
Balance at beginning of year	2,013	0	0
Acquisitions during the year		2,086
Foreign exchange translation adjustment	29	(73)	0
Balance at end of year	$ 2,042	$ 2,013	$ 0